Basis of Presentation and General Information - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Nov. 18, 2013	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Basis of Presentation and General Information
Entity incorporation, date of incorporation		May 30, 2013
Percentage of partnership earned revenue		34.00%	39.00%
Cash and cash equivalents		$ 35,565		$ 73,752
Working capital deficit		$ 21,100
Percentage of time charter revenue		100.00%	100.00%
Provision for doubtful accounts		$ 0		0
Allowance on insurance claims		0		0
Trade accounts receivable		$ 491		$ 709
Dynagas Operating GP LLC
Basis of Presentation and General Information
General partner interest in dynagas LNG partners LP		100.00%
Dynagas Holding Ltd
Basis of Presentation and General Information
Ownership percentage		42.40%
Dynagas Operating GP LLC
Basis of Presentation and General Information
Ownership percentage		100.00%
Dynagas Operating LP
Basis of Presentation and General Information
Ownership percentage		100.00%
Revenue Benchmark
Basis of Presentation and General Information
Percentage of time charter revenue		10.00%
$30 million sponsor facility | Dynagas Holding Ltd
Basis of Presentation and General Information
Line of credit facility expiration date		November 2023
Revolving credit facility borrowing capacity	$ 30,000
General Partner | Dynagas Holding Ltd
Basis of Presentation and General Information
General partner interest in dynagas LNG partners LP		0.10%
IPO
Basis of Presentation and General Information
Date of initial public offering (IPO)		November 18, 2013
Issuance of units in public offering	8,250,000
Shares issued, price per share	$ 18.00
IPO | Dynagas Holding Ltd
Basis of Presentation and General Information
Issuance of units in public offering	4,250,000
Shares issued, price per share	$ 18.00